[Graphic Omitted]

EATON VANCE
   MUTUAL FUNDS



Investing
for the
21st
Century


Semiannual Report June 30, 1997



                                       EV
                                    CLASSIC
                                     SENIOR
                                 FLOATING-RATE
                                      FUND

                                  Eaton Vance
                    Global Management - Global Distribution



                                    CLASSIC

EV CLASSIC SENIOR FLOATING-RATE FUND AS OF JUNE 30, 1997

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------
  THE LOAN MARKET/SHORT-TERM INTEREST RATES

o Loan supply continued to expand in 1997, with loan volume in the first half exceeding the record pace set in 1996, according to Loan Pricing Corp.'s Gold Sheets. However, as volume has grown, credit quality has become an increasing focus for quality-conscious investors, such as the Portfolio.

o Short-term interest rates edged higher during the period, as the Federal Reserve signalled its concern that a strong economy could lead to renewed inflation. The Fed raised its federal funds target rate in March to 5.50% from 5.25%.

o Interestingly, bonds again failed to match the returns in the loan market. The Lehman Brothers Govern-ment/Corporate Bond Index1 - an unmanaged index of U.S. Government and corporate bond issues - had a total return of just 2.7% during the period.

The Fund
--------------------------------------------------------------------------------
  PERFORMANCE FOR THE PAST SIX MONTHS

o The Fund distributed $0.324 in income dividends

  during the six months ended June 30, 1997. Based on a $9.97 net asset value on June 30, 1997, the Fund had an effective distribution rate of 6.95%. The Fund's SEC 30-day yield at June 30 was 6.74%.2

o The Fund's distribution rate continued to provide a yield advantage over other short-term income vehicles. For example, money market mutual funds, 3-month certificates of deposit, and bank money market accounts offered average rates of 5.13%, 4.16%, and 3.50%, respectively, as of June 30, 1997.3

o The Fund's six-month total return of 3.3%4 continued to protect shareholders' purchasing power. By most measures, inflation advanced at an annualized rate of just over 2% in the first half of 1997.

 THE PORTFOLIO'S INVESTMENTS
o Broadcasting and cable loan issues were the Portfolio's largest sector weighting at June 30. A large number of mergers have transformed the television and radio sectors in the past year, while cable television providers continue to register subscriber growth and pricing gains.

o Among economically-sensitive, cyclical companies, the Portfolio maintained a strong position in the paper industry. Container manufacturers, such as core holdings Jefferson Smurfit Corp. and Stone Container Corp., have absorbed last year's addition of capacity and benefited from the continuing strength of the U.S. economy.

o In the non-cyclical area, the Portfolio had investments in the food retailing industry, which tends to be less vulnerable to a possible economic slowdown. Ralph's, a leading California supermarket chain, is a good example. Given its prime store locations and multiple formats in Southern California, Ralph's is very well positioned in a competitive marketplace.

o Another investment was Allied Waste North America, a non-hazardous waste management company. As the nation's fourth largest waste hauler, Allied has achieved impressive business synergies through its acquisition strategy. By matching landfill sites with waste hauling routes in selected areas, Allied has generated major cost savings.

o Finally, the Portfolio has underweighted the wireless telecom sector. The group is characterized by growth companies that currently have negative cash flows.

--------------------------------------------------------------------------------
(1) It is not possible to invest directly in the Index.

(2) The Fund SEC yield is calculated by dividing net investment income for the 30-day period by the net asset value per share at the end of the period and annualizing the result.

(3) The Fund is not insured by the FDIC, nor does it offer a fixed rate of return like bank certificates of deposit and bank money market funds, and does not attempt to maintain a constant $1.00 net asset value per share, as do money market funds.

(4) Return does not reflect applicable early withdrawal charge (EWC) incurred by shareholders redeeming within the first year.

(5) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect applicable 1% EWC.

(6) By net assets as of 6/30/97. Sector weightings and Portfolio Overview are subject to change due to active management. Five largest sector weightings account for 32.9% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

 Past performance is no guarantee of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
Fund Information
as of June 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns
--------------------------------------------------------------------------------
One year                                   6.8%
Life of Fund (2/24/95)                     7.0

SEC Average Annual Total Returns
--------------------------------------------------------------------------------
One year                                   5.8%
Life of Fund (2/24/95)                     7.0

Diversification by Industry(6)
--------------------------------------------------------------------------------
By total net assets
Broadcast Media                          11.3%
Containers/Paper                          6.6%
Retail/food                               5.9%
Chemicals                                 4.3%
Commercial Services                       4.3%

Portfolio Overview(6)
--------------------------------------------------------------------------------
Total net assets                $3,543 million
Number of borrowers                        175
Industries represented                      45
Size per borrower                $17.7 million
Average size as  % of total net assets    0.5%

EV CLASSIC SENIOR FLOATING-RATE FUND AS OF JUNE 30, 1997

--------------------------------------------------------------------------------
F I N A N C I A L  S T A T E M E N T S  (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1997

Assets
--------------------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value (Note 1A)
  (identified cost, $1,677,185,886)                              $1,675,655,392
Receivable for Trust shares sold                                      8,213,902
Prepaid expenses                                                        618,630
Deferred organization expenses (Note 1D)                                158,892
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $1,684,646,816
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                $    2,499,656
Payable to affiliate for Trustees' fees                                     839
Accrued expenses                                                        113,238
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $    2,613,733
--------------------------------------------------------------------------------
NET ASSETS FOR 168,745,164 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING                                $1,682,033,083
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                  $1,684,032,651
Accumulated net realized loss on investment transactions (computed on
  the basis of identified cost)                                        (607,776)
Accumulated undistributed net investment income                         138,702
Net unrealized depreciation of investments from Portfolio (computed on
  the basis of identified cost)                                      (1,530,494)
--------------------------------------------------------------------------------
TOTAL                                                            $1,682,033,083
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
--------------------------------------------------------------------------------
($1,682,033,083 / 168,745,164 SHARES
  OF BENEFICIAL INTEREST OUTSTANDING)                            $         9.97
--------------------------------------------------------------------------------

EV CLASSIC SENIOR FLOATING-RATE FUND AS OF JUNE 30, 1997

-------------------------------------------------------------------------------
F I N A N C I A L  S T A T E M E N T S  CONT'D
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1997

Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                            $59,031,882
Facility fee income allocated from Portfolio                          1,056,988
Expenses allocated from Portfolio                                    (7,262,058)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                $52,826,812
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Administration fee (Note 4)                                         $ 1,872,805
Compensation of Trustees not members of the
  Administrator's organization (Note 4)                                   1,635
Service fee (Note 5)                                                  1,127,789
Transfer and dividend disbursing agent fees                             410,723
Registration fees                                                       291,801
Printing and postage                                                    103,299
Amortization of organization expenses (Note 1D)                          29,678
Custodian fee                                                            12,500
Legal and accounting services                                            10,158
Miscellaneous                                                            34,146
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $ 3,894,534
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               $48,932,278
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                       (19,569)
--------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENT TRANSACTIONS                        $   (19,569)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investment transactions                                           $  (644,371)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS $  (644,371)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     $  (663,940)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $48,268,338
--------------------------------------------------------------------------------

EV CLASSIC SENIOR FLOATING-RATE FUND  AS OF JUNE 30, 1997

-------------------------------------------------------------------------------
F I N A N C I A L  S T A T E M E N T S  CONT'D
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
Increase (Decrease)                                       JUNE 30, 1997             YEAR ENDED
in Net Assets                                              (UNAUDITED)          DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                  $  48,932,278          $   62,585,221
  Net realized loss on investments                             (19,569)               (588,207)
  Change in unrealized appreciation
    (depreciation)                                            (644,371)               (835,519)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $  48,268,338          $   61,161,495
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
  From net investment income                            $  (48,956,267)         $  (62,452,734)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     $  (48,956,267)         $  (62,452,734)
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
  (Note 3) --
  Proceeds from sales of shares                         $  517,116,076          $  923,005,210
  Net asset value of shares issued to
    shareholders in payment of distributions
    declared                                                35,255,166              39,529,106
  Cost of shares reacquired in tender offers              (186,499,173)           (145,424,754)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE
  TRANSACTIONS                                          $  365,872,069          $  817,109,562
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                              $  365,184,140          $  815,818,323
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of period                                  $1,316,848,943          $  501,030,620
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                        $1,682,033,083          $1,316,848,943
--------------------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                        $      138,702          $      162,691
--------------------------------------------------------------------------------------------------

EV CLASSIC SENIOR FLOATING-RATE FUND  AS OF JUNE 30, 1997

-------------------------------------------------------------------------------
F I N A N C I A L  S T A T E M E N T S  CONT'D
-------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED
JUNE 30, 1997
(UNAUDITED)

Increase (Decrease) in Cash
------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchase of interests in Senior Debt Portfolio         $(516,637,192)
  Withdrawal of interests in Senior Debt Portfolio         204,008,475
  Operating expenses paid                                   (4,176,630)
------------------------------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES                   $(316,805,347)
------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Proceeds from shares sold                              $ 516,517,129
  Payments for shares reacquired in tender offers         (186,508,203)
  Cash distributions paid (excluding reinvestments
    of distributions of $35,255,166)                       (13,203,579)
------------------------------------------------------------------------------
NET CASH PROVIDED FROM FINANCING ACTIVITIES              $ 316,805,347
------------------------------------------------------------------------------
NET INCREASE IN CASH                                     $      --
------------------------------------------------------------------------------
CASH AT BEGINNING OF PERIOD                              $      --
------------------------------------------------------------------------------
CASH AT END OF PERIOD                                    $      --
------------------------------------------------------------------------------
Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
------------------------------------------------------------------------------
Net increase in net assets from operations               $  48,268,338
Decrease in deferred organization expenses                      29,678
Increase in prepaid expenses                                  (326,218)
Increase in payable to affiliates                                    5
Increase in accrued expenses                                    14,439
Net increase in investments                               (364,791,589)
------------------------------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES                   $(316,805,347)
------------------------------------------------------------------------------

EV CLASSIC SENIOR FLOATING-RATE FUND  AS OF JUNE 30, 1997

FINANCIAL STATEMENTS   CONT'D

FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 1997     -------------------------
                                                        (UNAUDITED)         1996        1995*
--------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                   $  9.970        $  9.990     $ 10.000
--------------------------------------------------------------------------------------------------
Income (loss) from operations
--------------------------------------------------------------------------------------------------
Net investment income                                    $  0.324        $  0.667     $  0.634
Net realized and unrealized loss on investments                --          (0.021)      (0.008)++
--------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                             $  0.324        $  0.646     $  0.626
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                               $ (0.324)       $ (0.666)    $ (0.633)
From net realized gain on investments                          --              --       (0.003)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      $ (0.324)       $ (0.666)    $ (0.636)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                         $  9.970        $  9.970     $  9.990
--------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                             3.28%           6.67%        6.42%
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                $1,682,033      $1,316,849     $501,031
Ratio of net expenses to average daily net assets
 (2)                                                        1.46%+          1.49%        1.53%+
Ratio of interest expense to average daily net
 assets(2)                                                  0.02%+          0.04%        0.13%+
Ratio of net investment incometo average daily
 net assets                                                 6.50%+          6.61%        7.04%+
--------------------------------------------------------------------------------------------------

 + Annualized.
 * For the period from the start of business, February 24, 1995 to December 31, 1995.
++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of timing of the sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2)Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements

EV CLASSIC SENIOR FLOATING-RATE FUND AS OF JUNE 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  EV Classic Senior Floating-Rate Fund (the Trust) was formed under a Declaration of Trust dated August 5, 1993, amended and restated December 7, 1994. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The Trust invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Trust. The value of the Trust's investment in the Portfolio reflects the Trust's proportionate interest in the net assets of the Portfolio (47.3% at June 30, 1997). The performance of the Trust is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Trust's net investment income consists of the Trust's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Trust determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, the Trust, for federal income tax purposes had capital loss carryovers of $588,207 which will expire on December 31, 2004. These amounts will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

  D Deferred Organization Expenses -- Costs incurred by the Trust in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fee are reported as a reduction of expenses in the statement of operations.

  G Interim Financial Information -- The interim financial statements relating to June 30, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Trust may from time to time, at its discretion, make tender offers at net asset value for the purchase of all or a portion of its shares. The price will be established at the close of business on the last day the tender offer is open. An early withdrawal charge will be imposed on most shares accepted for tender which have been held less than one year (See Note 6). The Trustees approved a tender offer for the period from January 20, 1997 to February 14, 1997, from April 21, 1997 to May 16, 1997 and from July 21, 1997 to August 15, 1997. Transactions in Trust shares were as follows:

                                                  SIX MONTHS ENDED
                                                  JUNE 30, 1997         YEAR ENDED
                                                  (UNAUDITED)           DECEMBER 31, 1996
------------------------------------------------------------------------------------------
Sales                                              51,866,689             92,516,066
Issued to shareholders electing to receive
  payments of distributions in Trust shares         3,536,213              4,476,151
Redemptions                                       (18,705,760)           (15,096,513)
------------------------------------------------------------------------------------------
NET INCREASE                                       36,697,142             81,895,704
------------------------------------------------------------------------------------------

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  The administration fee was earned by Eaton Vance Management (EVM) as compensation for administrative services necessary to conduct the Trust's business. The fee is computed monthly in the amount of 1/48 of 1% (equivalent to 0.25% annually) of the average daily gross assets of the Portfolio attributable to the Trust. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.)

  Except as to Trustees of the Trust and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Trust out of the such investment adviser fee. Certain of the officers and Trustees of the Trust and Portfolio are officers and/or directors/trustees of the above organizations.

5 Service Plan
--------------------------------------------------------------------------------
  The Trust has adopted a service plan (the Plan) designed to meet the requirements of the sales charge rule of the National Association of Securities Dealers, Inc. as if such rule were applicable. The Service Plan provides that the Trust may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Trust's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Trust to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.15% of the Trust's average daily net assets for each fiscal year. The Trust paid service fees to EVD for the six months ended June 30, 1997 in the amount of $1,127,789. Service fee payments are made for personal services and/or the maintenance of shareholder accounts.

  Certain of the officers and Trustees of the Trust are officers or directors of EVD.

6 Early Withdrawal Charge
--------------------------------------------------------------------------------
  EVD serves as the Trust's principal underwriter. EVD compensates authorized firms at a rate of 0.75% of the purchase price of shares purchased through such firms consisting of 0.60% of sales commissions and 0.15% service fee (for the first year's service). EVD also pays additional compensation to each firm equal to 0.60% per annum of the value of Trust shares sold by such firm that are outstanding for more than one year. A 1% early withdrawal charge to recover distribution expenses will be charged to tendering shareholders and paid to EVD in connection with most shares held for less than one year which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge will be imposed on those shares accepted for tender, the value of which exceeds the aggregate value at the time the tender is accepted of (a) all shares in the account purchased more than one year prior to such acceptance, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in value of all other shares in the account (namely those purchased within the one year preceding the acceptance) over the purchase price of such shares. In determining whether an early withdrawal charge is payable, it is assumed that the acceptance of a repurchase offer would be made from the earliest purchase by shares. The total early withdrawal charges received by EVD for the six months ended June 30, 1997 amounted to approximately $404,600.

7 Investment Transaction
--------------------------------------------------------------------------------
  Increases and decreases in the Trust's investment in the Portfolio for the six months ended June 30, 1997 aggregated $516,637,192 and $204,008,475, respectively.

Senior Debt Portfolio as of June 30, 1997

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(EXPRESSED IN UNITED STATES DOLLARS)

SENIOR, SECURED, FLOATING-RATE INTERESTS -- 87.2%

PRINCIPAL
AMOUNT       BORROWER/BUSINESS DESCRIPTION                        VALUE
--------------------------------------------------------------------------------
Aerospace/Defense -- 1.4%
--------------------------------------------------------------------------------
             AEROSTRUCTURES CORPORATION
$ 7,111,111  Term loan, maturing March 29, 2002                   $    7,111,111
  8,674,286  Term loan, maturing September 30, 2003                    8,674,286
  3,154,285  Term loan, maturing September 30, 2004                    3,154,285
             Designs, manufactures, and assembles structural
             aircraft components
             FIBERITE, INC.
  9,296,429  Term loan, maturing December 31, 2001                     9,296,429
             Manufactures composite materials for the aerospace
             industry
             MAG AEROSPACE INDUSTRIES, INC.
  4,975,000  Term loan, maturing December 6, 2003                      4,975,000
             Manfactures toilet systems for the aerospace industry
             SHARED TECHNOLOGIES FAIRCHILD COMMUNICATIONS, INC.
  4,000,000  Term loan, maturing March 30, 2001                        4,000,000
             Aerospace and specialty fasteners, and plastics
             industry tooling systems
             TRANSTECHNOLOGY CORPORATION
    796,251  Revolving loan, maturing December 31, 2000                  796,251
  1,796,667  Term loan, maturing December 31, 2000                     1,796,667
  7,200,000  Term loan, maturing June 30, 2002                         7,200,000
             Aerospace and specialty fasteners, rescue winches,
             and hoists
             TRI-STAR INC.
  5,000,000  Term loan, maturing September 30, 2003                    5,000,000
             Distributor of aerospace fasteners
--------------------------------------------------------------------------------
                                                                  $   52,004,029
--------------------------------------------------------------------------------

Automotive -- 2.4%
--------------------------------------------------------------------------------
             CAMBRIDGE INDUSTRIES, INC.
$ 7,507,629  Term loan, maturing May 17, 2002                     $    7,507,629
  8,445,561  Term loan, maturing May 17, 2003                          8,445,561
  3,753,695  Term loan, maturing May 17, 2004                          3,753,695
             Original equipment manufacturer of plastic
             auto parts
             CSK AUTO, INC.
 13,000,000  Term loan, maturing October 31, 2003                     13,000,000
             Retailer of automotive parts and accessories
             EXIDE CORPORATION
  7,980,000  Term loan, maturing June 15, 2001                         7,980,000
             Manufactures electrical components for automobiles
             HAYES WHEELS INTERNATIONAL, INC.
  7,131,758  Term loan, maturing July 31, 2004                         7,131,758
  5,790,464  Term loan, maturing July 31, 2005                         5,790,464
             Producer of automotive brakes and wheels
             SAFELITE GLASS CORPORATION
          0  Revolving loan, maturing December 20, 2002                        0
 10,000,000  Term loan, maturing December 20, 2002                    10,000,000
  8,500,000  Term loan, maturing December 20, 2004                     8,500,000
             Auto glass replacement and repair service provider
             SCHRADER, INC.
  3,067,176  Term loan, maturing February 28, 2001                     3,067,176
  3,937,974  Term loan, maturing February 28, 2001                     3,937,974
             Produces tire valves and accessories, and pneumatic
             connectors
             STANADYNE AUTOMOTIVE CORP.
  6,976,021  Term loan, maturing December 31, 2001                     6,976,021
             Auto and light truck fuel injection equipment
--------------------------------------------------------------------------------
                                                                  $   86,090,278
--------------------------------------------------------------------------------

Broadcast Media -- 11.8%
--------------------------------------------------------------------------------
             AMERICAN RADIO SYSTEMS CORPORATION
$ 8,095,000  Revolving loan, maturing December 31, 2004           $    8,095,000
    295,000  Term loan, maturing December 31, 2004                       295,000
             Radio broadcasting
             BENEDEK BROADCASTING CORPORATION
 11,375,080  Term loan, maturing May 1, 2001                          11,375,080
 11,760,090  Term loan, maturing November 1, 2002                     11,760,090
             Broadcast television operator
             CABLEVISION OF CLEVELAND, G.P., INC.
 12,000,000  Term loan, maturing December 31, 2005                    12,000,000
             Cable television provider
             CHANCELLOR RADIO BROADCASTING COMPANY
    595,108  Revolving loan, maturing January 31, 2003                   595,108
  2,608,695  Term loan, maturing January 31, 2003                      2,608,695
             Radio broadcasting
             CHARTER COMMUNICATIONS ENTERTAINMENT I, L.P.
  5,000,000  Term loan, maturing December 31, 2003                     5,000,000
             Cable television provider
             CHARTER COMMUNICATIONS ENTERTAINMENT II, L.P.
 14,000,000  Term loan, maturing March 31, 2005                       14,000,000
             Cable television provider
             CHELSEA COMMUNICATIONS, INC.
  8,870,370  Revolving loan, maturing December 31, 2004                8,870,370
 10,000,000  Term loan, maturing December 31, 2004                    10,000,000
             Cable television provider
             CLASSIC CABLE, INC.
  3,014,223  Term loan, maturing June 30, 2004                         3,014,223
  9,796,224  Term loan, maturing June 30, 2005                         9,796,224
             Cable television provider
             EVERGREEN MEDIA CORPORATION OF LOS ANGELES
    428,571  Revolving loan, maturing June 30, 2005                      428,571
 53,571,429  Term loan, maturing June 30, 2005                        53,571,429
             Radio broadcasting
             FALCON CABLE MEDIA
  7,338,461  Revolving loan, maturing March 31, 2003                   7,338,461
 22,000,000  Term loan, maturing July 12, 2005                        22,000,000
             Cable television provider
             INTERMEDIA PARTNERS IV, L.P.
 15,500,000  Term loan, maturing January 1, 2005                      15,500,000
             Cable television provider
             JACOR COMMUNICATIONS COMPANY
  9,226,700  Term loan, maturing June 12, 2004                         9,226,700
             Radio broadcasting
             KATZ MEDIA CORPORATION
  6,666,667  Term loan, maturing December 31, 2004                     6,666,667
             Full service media representation firm
             MARCUS CABLE OPERATING COMPANY, L.P.
 49,645,796  Term loan, maturing December 31, 2002                    49,645,796
 35,000,000  Term loan, maturing April 30, 2004                       35,000,000
             Cable television provider
             SINCLAIR BROADCASTING GROUP, INC.
 42,400,000  Term loan, maturing December 31, 2004                    42,400,000
             Broadcast television operator
             SULLIVAN BROADCASTING COMPANY, INC.
 16,405,358  Term loan, maturing December 31, 2003                    16,405,358
             Broadcast television operator
             TCI PACIFIC, INC.
 11,714,286  Revolving loan, maturing September 30, 2004              11,714,286
 47,500,000  Term loan, maturing December 31, 2004                    47,500,000
             Cable television provider
             YOUNG BROADCASTING, INC.
    677,340  Revolving loan, maturing September 30, 2003                 677,340
  4,636,440  Term loan, maturing September 30, 2003                    4,636,440
             Owner and operator of network affiliated television
             stations
--------------------------------------------------------------------------------
                                                                  $  420,120,838
--------------------------------------------------------------------------------

Building Materials -- 1.7%
--------------------------------------------------------------------------------
             FALCON BUILDING PRODUCTS, INC.
$10,750,000  Term loan, maturing June 30, 2005                    $   10,750,000
             Manufactures and distributes air distribution
             equipment, plumbing fixtures and air compressors
             NATIONAL GYPSUM COMPANY
 49,791,319  Term loan, maturing September 20, 2003                   49,791,319
             Produces gypsum wallboard
--------------------------------------------------------------------------------
                                                                      60,541,319
--------------------------------------------------------------------------------

Chemicals -- 4.3%
--------------------------------------------------------------------------------
             GEO SPECIALTY CHEMICALS, INC.
$ 5,000,000  Term loan, maturing March 25, 2004                   $   5,000,000
             Diversified chemical producer
             HARRIS SPECIALTY CHEMICALS, INC.
    258,296  Term loan, maturing December 31, 1999                       258,296
  1,987,266  Term loan, maturing December 31, 2001                     1,987,266
  3,617,242  Term loan, maturing December 31, 2002                     3,617,242
             Construction chemicals
             HUNTSMAN CORPORATION
  9,900,000  Term loan, maturing September 30, 2003                    9,900,000
 21,037,500  Term loan, maturing December 31, 2004                    21,037,500
             Diversified chemical producer
             HUNTSMAN SPECIALTY CHEMICALS CORPORATION
  8,571,429  Term loan, maturing March 15, 2002                        8,571,429
 10,000,000  Term loan, maturing March 15, 2004                       10,000,000
 10,000,000  Term loan, maturing March 15, 2005                       10,000,000
             Diversified chemical producer
             LILLY INDUSTRIES, INC.
 19,634,989  Term loan, maturing November 30, 2003                    19,634,989
             Housing paints and industrial and specialty coatings
             POLYMER GROUP, INC.
 19,025,000  Term loan, maturing March 31, 2002                       19,025,000
             Produces nonwoven fabrics
             RHEOX, INC.
 19,666,667  Term loan, maturing January 30, 2004                     19,666,667
             Diversified chemical producer
             STX CHEMICALS CORP.
 21,913,333  Term loan, maturing September 30, 2004                   21,913,333
             Petrochemicals and pulp chemicals
--------------------------------------------------------------------------------
                                                                  $  150,611,722
--------------------------------------------------------------------------------

Coal -- 0.3%
--------------------------------------------------------------------------------
             ALLIANCE COAL CORPORATION
$ 4,475,938  Term loan, maturing December 31, 2001                $    4,475,938
  6,673,442  Term loan, maturing December 31, 2002                     6,673,442
             Diversified producer and supplier of steam and
             metallurgical coal
--------------------------------------------------------------------------------
                                                                  $   11,149,380
--------------------------------------------------------------------------------

Commercial Services -- 4.3%
--------------------------------------------------------------------------------
             ADVANSTAR COMMUNICATIONS, INC.
$ 9,712,644  Term loan, maturing March 31, 2002                   $    9,712,644
             Trade publication and exposition management company
             ADVO, INC.
 13,026,827  Term loan, maturing March 31, 2004                       13,026,827
             Shared advertising distributor
             AMERICAN FLORAL SERVICES, INC.
  5,000,000  Term loan, maturing June 30, 2004                         5,000,000
             Flowers-by-wire service
             AVIALL, INC.
 11,400,000  Term loan, maturing September 30, 2001                   11,400,000
             Turbine engine repair and parts distribution
             BRAND SCAFFOLD SERVICES, INC.
  2,980,000  Term loan, September 30, 2003                             2,980,000
  1,982,500  Term loan, September 30, 2004                             1,982,500
             Industrial scaffolding rental, erection and
             dismantlement services
             ERICKSON AIR-CRANE CO.
  8,977,500  Term loan, maturing December 31, 2004                     8,977,500
             Provider of heavy-lift helicopter services
             HOSIERY CORPORATION OF AMERICA, INC.
  2,547,468  Term loan, maturing October 17, 1999                      2,547,468
 22,050,000  Term loan, maturing July 31, 2001                        22,050,000
             Women's hosiery
             NBC MERGER SUB, INC.
  7,430,000  Term loan, maturing August 31, 2003                       7,430,000
             Used college textbook wholesaler
             OSI HOLDINGS CORPORATION
 14,894,366  Term loan, maturing October 15, 2003                     14,894,366
             Accounts receivable management services
             OMNI SERVICES, INC.
 18,000,000  Term loan, maturing October 30, 2005                     18,000,000
             Workwear rental and laundry and washroom servicing
             PSI ACQUISITION CORPORATION
  1,574,589  Term loan, maturing December 31, 1998                     1,574,589
 17,750,000  Term loan, maturing December 31, 2000                    17,750,000
             Diversified consulting services
             SELECT BEVERAGES, INC.
  3,920,234  Term loan, maturing June 30, 2001                         3,920,234
  5,820,351  Term loan, maturing June 30, 2002                         5,820,351
             Soft drink bottler
             UNICCO SERVICE COMPANY
  4,493,892  Term loan, maturing June 30, 2001                         4,493,892
             Provider of janitorial services
--------------------------------------------------------------------------------
                                                                  $  151,560,371
--------------------------------------------------------------------------------

Communication Equipment -- 0.6%
--------------------------------------------------------------------------------
             COMMUNICATIONS & POWER INDUSTRIES, INC.
$ 1,583,333  Term loan, maturing August 11, 2000                  $    1,583,333
  5,550,000  Term loan, maturing August 12, 2002                       5,550,000
             Microwave, electronic, and
             radio frequency components
             TELEX COMMUNICATIONS, INC.
  7,000,000  Term loan, maturing November 6, 2004                      7,000,000
             Supplier of brand name communications products
             VIASYSTEMS, INC.
  4,000,000  Term loan, maturing April 30, 2003                        4,000,000
  2,400,000  Term loan, maturing April 30, 2003                        2,400,000
             Supplier of interconnection products
--------------------------------------------------------------------------------
                                                                  $   20,533,333
--------------------------------------------------------------------------------

Computer Systems -- 0.7%
--------------------------------------------------------------------------------
             ANACOMP, INC.
$10,000,000  Term loan, maturing February 28, 2001                $   10,000,000
             Produces micrographics systems
             CELESTICA INTERNATIONAL, INC.
  8,471,667  Term loan, maturing June 30, 2003                         8,471,667
             Produces memory and power systems
             GENICOM CORPORATION
  8,753,746  Term loan, maturing December 31, 2002                     8,753,746
             Produces computer printers and supplies, and provides
             multivendor servicing
--------------------------------------------------------------------------------
                                                                  $   27,225,413
--------------------------------------------------------------------------------

Conglomerates -- 3.6%
--------------------------------------------------------------------------------
             AMERICAN MARKETING INDUSTRIES, INC.
$ 1,305,000  Term loan, maturing August 31, 2001                  $    1,305,000
  3,430,000  Term loan, maturing November 30, 2002                     3,430,000
  6,583,500  Term loan, maturing November 30, 2003                     6,583,500
             Manufacturer and distributor of corporate promotional
             and incentive products
             E & S HOLDINGS
  4,277,778  Term loan, maturing September 30, 2004                    4,277,778
  4,277,778  Term loan, maturing September 30, 2005                    4,277,778
  2,444,444  Term loan, maturing March 30, 2006                        2,444,444
             Sporting goods and infant products
             FENWAY HOLDINGS, L.L.C.
  8,406,285  Term loan, maturing September 15, 2002                    8,406,285
             Manufactures and distributes billiard tables, dart
             machines, wood mouldings, windows, doors, artificial
             flowers, archery bows, and plastics
             PHASE METRICS, INC.
  4,987,500  Term loan, maturing December 4, 2001                      4,987,500
             Designs and manufacturers production test equipment
             for the computer data storage industry
             SMARTE CARTE CORPORATION
    500,000  Term loan, maturing December 31, 2001                       500,000
  3,000,000  Term loan, maturing June 30, 2003                         3,000,000
  4,500,000  Term loan, maturing June 30, 2004                         4,500,000
             Airport baggage cart management and self
             storage locker service
             WALTER INDUSTRIES, INC.
 28,796,525  Term loan, maturing January 22, 2002                     28,796,525
  9,791,667  Term loan, maturing January 22, 2003                      9,791,667
             Homebuilding and financing, pipe manufacturing and
             coal mining
             YOUNG & RUBICAM L.P.
 48,500,000  Term loan, maturing March 31, 2003                       48,500,000
             Advertising, public relations, direct marketing,
             sales development and design and health care
             communications
--------------------------------------------------------------------------------
                                                                  $  130,800,477
--------------------------------------------------------------------------------

Containers -- Metal & Glass -- 2.2%
--------------------------------------------------------------------------------
             CALMAR, INC.
$ 5,898,750  Term loan, maturing September 15, 2003               $    5,898,750
  4,417,500  Term loan, maturing June 15, 2004                         4,417,500
             Plastic sprayers and dispensers
             REID PLASTICS, INC.
  9,944,000  Term loan, maturing November 12, 2003                     9,944,000
             Bottle manufacturer
             SILGAN CORPORATION
  9,672,871  Term loan, maturing December 31, 2000                     9,672,871
 47,431,308  Term loan, maturing March 15, 2002                       47,431,308
             Metal and plastic packaging products
--------------------------------------------------------------------------------
                                                                  $  77,364,429
--------------------------------------------------------------------------------

Containers -- Paper -- 6.6%
--------------------------------------------------------------------------------
             CFS HOLDING N.V.
$ 9,704,879  Term loan, maturing June 30, 2005                    $    9,704,879
             Supplier of integrated production lines for food
             processing and packaging
             IPC, INC.
  7,875,000  Term loan, maturing September 30, 2001                    7,875,000
             Plastic and paper packaging products
             JEFFERSON SMURFIT CORPORATION
 33,366,827  Term loan, maturing April 30, 2001                       33,366,827
 26,190,481  Term loan, maturing April 30, 2002                       26,190,481
 10,741,040  Term loan, maturing October 31, 2002                     10,741,040
             Liner board and other paper board products
             RIC HOLDING, INC.
  4,326,030  Revolving loan, maturing February 28, 2003                4,326,030
 21,483,447  Term loan, maturing February 28, 2003                    21,483,447
 14,074,535  Term loan, maturing February 28, 2004                    14,074,535
  5,599,378  Term loan, maturing August 28, 2004                       5,599,378
             Liner board, lumber and paper packaging products
             ST. LAURENT PAPER PRODUCTS
  3,876,289  Term loan, maturing May 31, 2003                          3,876,289
  4,123,711  Term loan, maturing May 31, 2004                          4,123,711
             Major U.S. producer of pulp and paper
             STONE CONTAINER CORPORATION
 34,077,778  Term loan, maturing April 1, 2000                        34,077,778
 47,352,425  Term loan, maturing October 1, 2003                      47,352,425
             Commodity pulp, paper and
             packaging products
             STRONGHAVEN, INC.
  9,450,862  Term loan, maturing May 31, 2004                          9,450,862
             Manufacturer of corrugated boxes
--------------------------------------------------------------------------------
                                                                  $  232,242,682
--------------------------------------------------------------------------------

Cosmetics -- 1.2%
--------------------------------------------------------------------------------
             MARY KAY COSMETICS, INC.
$15,310,680  Term loan, maturing March 6, 2004                    $   15,310,680
             Cosmetics, skin and hair care, and perfume products
             REVLON CONSUMER PRODUCTS CORPORATION
 27,025,000  Term loan, maturing May 29, 2002                         27,025,000
             Cosmetics, skin and hair care, and perfume products
--------------------------------------------------------------------------------
                                                                  $   42,335,680
--------------------------------------------------------------------------------

Electronics -- Defense -- 0.2%
--------------------------------------------------------------------------------
             L-3 COMMUNICATIONS CORPORATION
$ 1,364,000  Term loan, maturing March 31, 2003                   $    1,364,000
  2,494,444  Term loan, maturing March 31, 2005                        2,494,444
  1,644,500  Term loan, maturing March 31, 2006                        1,644,500
             Designs and manufactures secure communication systems
             and instrumentation products
--------------------------------------------------------------------------------
                                                                  $    5,502,944
--------------------------------------------------------------------------------

Electronics -- Instrumentation -- 1.5%
--------------------------------------------------------------------------------
             AMPHENOL CORPORATION
$16,875,000  Term loan, maturing May 19, 2005                     $   16,875,000
 16,875,000  Term loan, maturing May 19, 2006                         16,875,000
             Designs, manufactures and markets of interconnect
             systems and coaxial cable
             DETAILS, INC.
 15,062,327  Term loan, maturing January 31, 2001                     15,062,327
             Manufactures prototype printed circuit boards
             PACKARD BIOSCIENCE COMPANY
  5,000,000  Term loan, maturing March 31, 2003                        5,000,000
             Manufacturer and distributor of bioanalytical
             equipment
--------------------------------------------------------------------------------
                                                                  $   53,812,327
--------------------------------------------------------------------------------

Electronics -- Semiconductors -- 0.2%
--------------------------------------------------------------------------------
             FAIRCHILD SEMICONDUCTOR CORPORATION
$ 7,458,333  Term loan, maturing March 11, 2003                   $    7,458,333
             Designs, manufactures and markets logic, discrete
             and memory semiconductors
--------------------------------------------------------------------------------
                                                                  $    7,458,333
--------------------------------------------------------------------------------

Foods -- 3.5%
--------------------------------------------------------------------------------
             DEL MONTE CORPORATION
$ 2,349,091  Revolving loan, maturing March 31, 2003              $    2,349,091
  6,181,818  Term loan, maturing March 31, 2003                        6,181,818
 10,200,000  Term loan, maturing March 31, 2005                       10,200,000
             Manufactures and markets canned vegetables and
             canned fruit
             FAVORITE BRANDS INTERNATIONAL, INC.
  2,095,694  Term loan, maturing August 30, 2001                       2,095,694
 11,303,828  Term loan, maturing August 30, 2003                      11,303,828
 18,257,619  Term loan, maturing August 30, 2004                      18,257,619
  4,989,583  Term loan, maturing February 28, 2005                     4,989,583
             Manufactures and markets marshmallows and caramels
             INTERNATIONAL HOME FOODS, INC.
  5,222,917  Term loan, maturing March 31, 2003                        5,222,917
 12,956,757  Term loan, maturing September 30, 2004                   12,956,757
 11,010,811  Term loan, maturing September 30, 2005                   11,010,811
             Manufactures and markets food products with popular
             brand names
             SPECIALTY FOODS CORPORATION
 27,310,760  Term loan, maturing April 30, 2001                       27,310,760
             Bread and cheese products
             VAN DE KAMP'S, INC.
  7,074,464  Term loan, maturing April 30, 2003                        7,074,464
  4,432,990  Term loan, maturing September 30, 2003                    4,432,990
             Distributor of frozen convenience foods
--------------------------------------------------------------------------------
                                                                  $  123,386,332
--------------------------------------------------------------------------------

Food Wholesalers -- 1.9%
--------------------------------------------------------------------------------
             CATERAIR INTERNATIONAL CORPORATION
$ 8,737,629  Term loan, maturing September 15, 2001               $    8,737,629
             Food service to airlines
             FLEMING COMPANIES, INC.
  1,977,033  Revolving loan, maturing July 19, 2000                    1,977,033
 10,285,210  Letter of Credit, maturing June 30, 2000                 10,285,210
  9,554,915  Term loan, maturing July 19, 2000                         9,554,915
             Wholesale food distributor
             RYKOFF-SEXTON, INC.
 10,054,054  Term loan, maturing October 31, 2002                     10,054,054
  4,824,324  Term loan, maturing April 30, 2003                        4,824,324
             Manufactures and distributes food products
             SC INTERNATIONAL SERVICES, INC.
 11,156,391  Term loan, maturing September 15, 2002                   11,156,391
  2,447,640  Term loan, maturing September 15, 2003                    2,447,640
             Food service to airlines
             VOLUME SERVICES, INC.
    800,000  Revolving loan, maturing December 31, 2000                  800,000
  4,973,250  Term loan, maturing December 31, 2002                     4,973,250
  2,486,563  Term loan, maturing December 31, 2003                     2,486,563
             Provides food services for civic centers and sports
             facilities
--------------------------------------------------------------------------------
                                                                  $   67,297,009
--------------------------------------------------------------------------------

Health Care -- Diversified -- 1.0%
--------------------------------------------------------------------------------
             COMMUNITY HEALTH SYSTEMS, INC.
$12,609,589  Term loan, maturing December 31, 2003                $   12,609,589
 12,609,589  Term loan, maturing December 31, 2004                    12,609,589
  9,493,151  Term loan, maturing December 31, 2005                     9,493,151
             Hospital and healthcare management
--------------------------------------------------------------------------------
                                                                  $   34,712,329
--------------------------------------------------------------------------------

Health Care -- Miscellaneous -- 3.0%
--------------------------------------------------------------------------------
             AMERIPATH, INC.
$10,000,000  Term loan, maturing June 27, 2004                    $   10,000,000
             Anatomical pathology services
             IMED CORPORATION
  2,700,000  Revolving loan, maturing November 30, 2002                2,700,000
  9,000,000  Term loan, maturing November 30, 2002                     9,000,000
  4,567,050  Term loan, maturing November 30, 2003                     4,567,050
  4,567,050  Term loan, maturing November 30, 2004                     4,567,050
  4,298,400  Term loan, maturing May 31, 2005                          4,298,400
             Provider of infusion systems and related technologies
             MEDIQ / PRN LIFE SUPPORT SERVICE
  9,904,525  Term loan, maturing September 30, 2004                    9,904,525
             Medical equipment and rental services
             NATIONAL MEDICAL CARE, INC.
 60,000,000  Term loan, maturing September 30, 2003                   60,000,000
             Kidney dialysis service provider
--------------------------------------------------------------------------------
                                                                  $  105,037,025
--------------------------------------------------------------------------------

Hotels -- 2.4%
--------------------------------------------------------------------------------
             DOUBLETREE CORPORATION
$27,027,818  Term loan, maturing May 15, 2004                     $   27,027,818
             Hotel management
             INTERSTATE HOTELS CORPORATION
  4,871,795  Term loan, maturing June 25, 2004                         4,871,795
  4,990,741  Term loan, maturing June 25, 2004                         4,990,741
             Hotel management
             WESTIN HOTEL COMPANY
  9,242,424  Revolving loan, maturing June 30, 2000                    9,242,424
 38,181,818  Term loan, maturing February 8, 2002                     38,181,818
             Hotel management
--------------------------------------------------------------------------------
                                                                  $   84,314,596
--------------------------------------------------------------------------------

Household Furnishings -- 0.4%
--------------------------------------------------------------------------------
             SIMMONS COMPANY
$ 6,956,774  Term loan, maturing March 31, 2003                   $    6,956,774
             Manufactures bedding
             LIFESTYLES FURNISHINGS INTERNATIONAL
  6,667,443  Term loan, maturing August 8, 2004                        6,667,443
             Manufacturer of home improvement and building
             products
--------------------------------------------------------------------------------
                                                                  $   13,624,217
--------------------------------------------------------------------------------

Household Products -- 0.2%
--------------------------------------------------------------------------------
             RAYOVAC CORPORATION
$ 2,756,945  Term loan, maturing September 30, 2003               $    2,756,945
  2,756,944  Term loan, maturing September 30, 2004                    2,756,944
             Manufacturer of general and specialty batteries,
             flashlights and other battery-powered lighting
             devices
--------------------------------------------------------------------------------
                                                                  $    5,513,889
--------------------------------------------------------------------------------

Leisure -- 3.0%
--------------------------------------------------------------------------------
             AMF GROUP, INC.
$14,151,667  Term loan, maturing March 31, 2001                   $   14,151,667
 23,298,163  Term loan, maturing March 31, 2003                       23,298,163
 13,114,822  Term loan, maturing March 31, 2004                       13,114,822
             Manufactures and operates bowling equipment and
             supplies
             TW RECREATION SERVICES, INC.
  8,250,000  Term loan, maturing September 30, 2002                    8,250,000
             Provides lodging, food and beverage services to
             national and state parks
             KSL RECREATION GROUP, INC.
  3,070,879  Revolving loan, maturing April 30, 2005                   3,070,879
  7,028,846  Term loan, maturing April 30, 2005                        7,028,846
  7,028,846  Term loan, maturing April 30, 2006                        7,028,846
             Operates properties in the leisure, recreation,
             resort and travel fields
             METRO-GOLDWYN-MAYER, INC.
  4,607,143  Revolving loan, maturing September 30, 2001               4,607,143
  5,357,143  Term loan, maturing September 30, 2002                    5,357,143
             Film and television production and distribution
             SIX FLAGS THEME PARKS, INC.
  8,333,290  Term loan, maturing June 23, 2001                         8,333,290
 10,816,800  Term loan, maturing June 23, 2003                        10,816,800
             Amusement parks
--------------------------------------------------------------------------------
                                                                  $  105,057,599
--------------------------------------------------------------------------------

Machinery -- 0.3%
--------------------------------------------------------------------------------
             NUMATICS, INCORPORATED
$ 4,507,883  Term loan, maturing January 3, 2002                  $    4,507,883
  7,853,155  Term loan, maturing January 3, 2004                       7,853,155
             Manufactures air valves, cylinders, and air
             filtration and drying devices
--------------------------------------------------------------------------------
                                                                  $   12,361,038
--------------------------------------------------------------------------------

Manufacturing -- Diversified -- 3.4%
--------------------------------------------------------------------------------
             COLUMBUS MCKINNON CORPORATION
$12,913,333  Term loan, maturing September 30, 2003               $   12,913,333
             Manufacturer of hoists and lifting equipment
             DESA INTERNATIONAL, INC.
  8,205,607  Term loan, maturing August 31, 2001                       8,205,607
             Manufactures indoor and outdoor heaters and specialty
             tools
             FOAMEX L.P.
  1,814,815  Revolving loan, maturing June 30, 2003                    1,814,815
  3,259,259  Term loan, maturing June 30, 2003                         3,259,259
  3,666,667  Term loan, maturing June 30, 2005                         3,666,667
  3,333,333  Term loan, maturing June 30, 2006                         3,333,333
             Manufactures flexible polyurethane and polymer foam
             products
             IMO INDUSTRIES, INC.
  9,888,889  Term loan, maturing April 30, 2003                        9,888,889
             Manufactures pumps, gears and speed reducers, and
             elecronic control products and instrumentation
             INTERLAKE CORP.
  5,368,255  Term loan, maturing June 30, 1999                         5,368,255
             Engineered materials
             INTERMETRO INDUSTRIES CORPORATION
  5,219,022  Term loan, maturing June 30, 2001                         5,219,022
  4,059,239  Term loan, maturing December 31, 2002                     4,059,239
             Manufactures shelving
             INTERNATIONAL WIRE GROUP, INC.
 24,000,000  Term loan, maturing September 30, 2002                   24,000,000
             Manufactures and markets copper wire and harnesses
             INTESYS TECHNOLOGIES, INC.
  4,390,244  Term loan, maturing December 31, 2001                     4,390,244
             Designs and manufactures plastic components for
             original equipment manufacturers
             JACKSON PRODUCTS, INC.
  1,985,000  Term loan, maturing September 1, 2001                     1,985,000
  7,363,042  Term loan, maturing September 1, 2002                     7,363,042
  7,368,750  Term loan, maturing September 1, 2003                     7,368,750
             Manufactures and distributes safety equipment and
             reflective beads
             MATTHEW WARREN, INC.
  7,000,000  Term loan, maturing February 28, 2004                     7,000,000
             Manufactures and distributes industrial spring
             products
             METTLER-TOLEDO HOLDINGS, INC.
  5,700,000  Term loan, maturing December 31, 2003                     5,700,000
             Manufactures and markets weighing instruments for use
             in laboratory, industrial and food retailing
             applications
             PANAVISION INTERNATIONAL, L.P.
  1,906,667  Revolving loan, maturing December 31, 2004                1,906,667
  4,400,000  Term loan, maturing December 31, 2004                     4,400,000
             Manufactures lens and camera equipment
--------------------------------------------------------------------------------
                                                                  $  121,842,122
--------------------------------------------------------------------------------

Medical Products -- 0.6%
--------------------------------------------------------------------------------
             GRAPHIC CONTROLS CORPORATION
$10,840,194  Term loan, maturing August 28, 2003                  $   10,840,194
  4,915,042  Term loan, maturing September 28, 2003                    4,915,042
             Recording and monitoring devices
             NUTRAMAX PRODUCTS, INC.
  3,936,944  Term loan, maturing December 31, 2003                     3,936,944
             Manufactures and markets private label health and
             personal care products
--------------------------------------------------------------------------------
                                                                  $   19,692,180
--------------------------------------------------------------------------------

Metals -- 0.2%
--------------------------------------------------------------------------------
             U.S. SILICA COMPANY
$ 4,663,504  Term loan, maturing December 31, 2001                $    4,663,504
  3,893,333  Term loan, maturing December 31, 2003                     3,893,333
             Producer of industrial silica
--------------------------------------------------------------------------------
                                                                  $    8,556,837
--------------------------------------------------------------------------------

Miscellaneous -- 2.0%
--------------------------------------------------------------------------------
             ALLIED WASTE NORTH AMERICA
$13,000,000  Term loan, maturing December 31, 2003                $   13,000,000
             Non-hazardous solid waste management
             COINMACH LAUNDRY CORPORATION
 10,965,625  Term loan, maturing June 30, 2004                        10,965,625
             Supplies coin-operated laundry equipment services for
             multi-family properties
             LAIDLAW CHEM-WASTE, INC.
  7,500,000  Term loan, maturing May 15, 2004                          7,500,000
  7,500,000  Term loan, maturing May 15, 2005                          7,500,000
             Hazardous solid waste management
             PRIME SUCCESSION, INC.
 15,911,111  Term loan, maturing August 1, 2003                       15,911,111
             Operator of funeral homes and cemeteries
             ROSE HILLS COMPANY
  9,933,333  Term loan, maturing December 1, 2003                      9,933,333
             Operator of funeral homes and cemeteries
             WALCO INTERNATIONAL, INC.
  5,000,000  Term loan, maturing March 31, 2004                        5,000,000
             Distributes food animal health products
--------------------------------------------------------------------------------
                                                                  $   69,810,069
--------------------------------------------------------------------------------

Office Equipment and Supplies -- 0.3%
--------------------------------------------------------------------------------
             IDENTITY GROUP, INC.
$10,000,000  Term loan, maturing November 22, 2003                $   10,000,000
             Manufactures and distributes ink delivery products
--------------------------------------------------------------------------------
                                                                  $   10,000,000
--------------------------------------------------------------------------------

Paper and Forest Products -- 2.7%
--------------------------------------------------------------------------------
             FORT HOWARD CORPORATION
$54,891,912  Term loan, maturing March 8, 2002                   $    54,891,912
  2,900,883  Term loan, maturing December 31, 2002                     2,900,883
             Sanitary tissue paper products
             S.D. WARREN COMPANY
 39,125,610  Term loan, maturing December 20, 2002                    39,125,610
             Major U.S. producer of coated free paper
--------------------------------------------------------------------------------
                                                                  $   96,918,405
--------------------------------------------------------------------------------

Publishing -- 1.5%
--------------------------------------------------------------------------------
             CYGNUS PUBLISHING, INC.
$13,500,000  Term loan, maturing June 5, 2005                     $   13,500,000
             Trade magazine publisher
             K-III COMMUNICATIONS
  5,220,000  Revolving loan, maturing June 30, 2004                    5,220,000
 30,500,000  Term loan, maturing June 30, 2004                        30,500,000
             Leader in the education, media and information
             businesses
             VON HOFFMAN PRESS, INC.
  2,571,429  Term loan, maturing May 30, 2004                          2,571,429
  2,571,428  Term loan, maturing May 30, 2005                          2,571,428
             Manufactures textbooks for educational purposes
--------------------------------------------------------------------------------
                                                                  $   54,362,857
--------------------------------------------------------------------------------

Publishing -- Newspapers -- 3.5%
--------------------------------------------------------------------------------
             AMERICAN MEDIA OPERATIONS, INC.
$ 1,266,622  Revolving loan, maturing September 30, 2002          $    1,266,622
 17,142,560  Term loan, maturing September 30, 2002                   17,142,560
             Weekly periodical publisher
             GARDEN STATE NEWSPAPERS, INC.
 10,058,947  Revolving loan, maturing June 30, 2003                   10,058,947
     46,315  Revolving loan, maturing March 31, 2004                      46,315
 13,729,825  Term loan, maturing March 31, 2004                       13,729,825
             Suburban newspaper
             JOURNAL REGISTRY COMPANY
 16,820,589  Term loan, maturing December 31, 2001                    16,820,589
 32,762,902  Term loan, maturing December 31, 2002                    32,762,902
 12,908,732  Term loan, maturing May 1, 2003                          12,908,732
             Suburban newspapers
             MORRIS COMMUNICATIONS CORPORATION
 20,000,000  Term loan, maturing June 30, 2005                        20,000,000
             Daily and non-daily publisher
--------------------------------------------------------------------------------
                                                                  $  124,736,492
--------------------------------------------------------------------------------

Railroads -- 0.3%
--------------------------------------------------------------------------------
             I & M RAIL LINK, LLC
$ 2,560,000  Revolving loan, maturing March 31, 2004              $    2,560,000
  7,200,000  Term loan, maturing March 31, 2004                        7,200,000
             Railway operating firm
--------------------------------------------------------------------------------
                                                                  $    9,760,000
--------------------------------------------------------------------------------

Restaurants -- 0.4%
--------------------------------------------------------------------------------
             HOULIHAN'S RESTAURANTS, INC.
$ 5,000,000  Term loan, maturing April 15, 2004                   $    5,000,000
             Operates full service casual dining restaurants
             LONG JOHN SILVER'S RESTAURANTS, INC.
  7,582,752  Term loan, maturing December 31, 1996                     7,582,752
             Seafood restaurants
--------------------------------------------------------------------------------
                                                                  $   12,582,752
--------------------------------------------------------------------------------

Retail Stores -- Department Stores -- 0.8%
--------------------------------------------------------------------------------
             FEDERATED DEPARTMENT STORES, INC.
$27,240,237  Term loan, maturing January 31, 2000                 $   27,240,237
             Retail department store
--------------------------------------------------------------------------------
                                                                  $   27,240,237
--------------------------------------------------------------------------------

Retail Stores -- Drug Stores -- 0.2%
--------------------------------------------------------------------------------
             DUANE READE, INC.
$ 3,079,167  Term loan, maturing September 30, 1997               $    3,079,167
  5,000,000  Term loan, maturing September 30, 1999                    5,000,000
             Retail drug stores
--------------------------------------------------------------------------------
                                                                  $    8,079,167
--------------------------------------------------------------------------------

Retail Stores -- Food Chains -- 5.9%
--------------------------------------------------------------------------------
             DOMINICK'S FINER FOODS, INC.
$ 7,144,615  Revolving loans, maturing April 30, 2003             $    7,144,615
  5,538,462  Term loan, maturing April 30, 2003                        5,538,462
             Supermarket chain in Chicago
             GRAND UNION COMPANY
 30,836,712  Term loan, maturing June 15, 2002                        30,836,712
             Supermarket chain in the Northeast
             PATHMARK STORES, INC.
     67,500  Revolving loan, maturing July 31, 1998                       67,500
 49,027,765  Term loan, maturing October 31, 1999                     49,027,765
             Supermarket chain in mid-Atlantic states
             RALPHS GROCERY COMPANY
  7,428,571  Revolving Loan, maturing February 15, 2003                7,428,571
 21,333,333  Term loan, maturing February 15, 2003                    21,333,334
 34,912,500  Term loan, maturing February 15, 2004                    34,912,500
             Third largest supermarket chain in
             Southern California
             SMITH'S FOOD & DRUG CENTERS, INC.
     63,636  Revolving loan, maturing November 1, 2003                    63,636
 20,318,182  Term loan, maturing November 1, 2003                     20,318,182
 14,000,000  Term loan, maturing May 1, 2005                          14,000,000
             Supermarket and drug store chain
             STAR MARKET COMPANY, INC.
 10,042,105  Term loan, maturing December 31, 2001                    10,042,105
  7,884,211  Term loan, maturing December 31, 2002                     7,884,211
             Supermarket chain in Massachusetts
--------------------------------------------------------------------------------
                                                                  $  208,597,593
--------------------------------------------------------------------------------

Retail -- Specialty -- 1.3%
--------------------------------------------------------------------------------
             BRYLANE, L.P.
$12,000,000  Term loan, maturing February 28, 2003                $   12,000,000
             Retail catalog distributor
             GRIFFITH CONSUMERS COMPANY
 10,271,368  Term loan, maturing December 31, 2002                    10,271,368
  9,833,333  Term loan, maturing December 31, 2003                     9,833,333
             Retail petroleum distributor
             PETRO STOPPING CENTERS
  6,666,667  Term loan, maturing December 31, 2003                     6,666,667
             Operator of full-service truck stops
             TRAVELCENTERS OF AMERICA, INC.
  7,987,500  Term loan, maturing March 27, 2005                        7,987,500
             Operator of full service truck stops
--------------------------------------------------------------------------------
                                                                  $   46,758,868
--------------------------------------------------------------------------------

Steel -- 0.2%
--------------------------------------------------------------------------------
             UCAR INTERNATIONAL, INC.
$ 8,000,000  Term loan, maturing December 31, 2002                $    8,000,000
             Processing materials for steel industry
--------------------------------------------------------------------------------
                                                                  $    8,000,000
--------------------------------------------------------------------------------

Telecommunications -- 0.3%
--------------------------------------------------------------------------------
             ARCH COMMUNICATIONS ENTERPRISES, INC.
$10,500,000  Term loan, maturing December 31, 2003                $   10,500,000
             Paging service provider
--------------------------------------------------------------------------------
                                                                  $   10,500,000
--------------------------------------------------------------------------------

Textiles -- 2.1%
--------------------------------------------------------------------------------
             CAF HOLDINGS, INC.
$ 6,035,294  Term loan, maturing June 30, 2002                    $    6,035,294
             Manufactures and markets commercial floorcovering
             COLLINS & AIKMAN PRODUCTS COMPANY
 23,730,964  Term loan, maturing December 31, 2002                    23,730,964
             Automotive products, residential upholstery fabrics,
             and wallcoverings
             GFSI, INC.
 14,000,000  Term loan, maturing March 31, 2004                       14,000,000
             Designs, manufactures and markets custom design
             sportswear and activewear
             LONDON FOG INDUSTRIES, INC.
  9,582,314  Term loan, maturing May 31, 2002*                         6,205,268
  1,971,219  Term loan, maturing May 31, 2002*                         1,276,512
             Outerwear
             RENFRO CORPORATION
  5,000,000  Term loan, maturing November 15, 2003                     5,000,000
             Manufactures socks
             THE WILLIAM CARTER COMPANY
  6,237,000  Term loan, maturing October 31, 2003                      6,237,000
             Manufacturer and distributor of children's apparel
             WALLS INDUSTRIES, INC.
  5,106,382  Term loan, maturing February 28, 2005                     5,106,382
  6,893,618  Term loan, maturing February 28, 2006                     6,893,618
             Manufactures and markets workwear, hunting and
             outdoor apparel and outerwear
--------------------------------------------------------------------------------
                                                                  $   74,485,038
--------------------------------------------------------------------------------

Toys -- 0.2%
--------------------------------------------------------------------------------
             HEDSTROM CORPORATION
$ 7,250,000  Term loan, maturing June 30, 2005                    $    7,250,000
             Manufacturer of swing sets and toys
--------------------------------------------------------------------------------
                                                                  $    7,250,000
--------------------------------------------------------------------------------

Transportation -- 1.9%
--------------------------------------------------------------------------------
             ATLAS AIR, INC.
$ 8,799,474  Revolving loan, maturing June 30, 1998               $    8,799,474
             International cargo and transport services
             ATLAS FREIGHTER LEASING, INC.
 10,500,000  Term loan, maturing May 29, 2004                         10,500,000
             Aircraft leasing
             CONTINENTAL AIRLINES, INC.
 11,701,218  Term loan, maturing December 31, 2006                    11,701,218
             Air carrier
             EVERGREEN INTERNATIONAL AVIATION, INC.
 20,000,000  Term loan, maturing April 30, 2002                       20,000,000
             Air carrier
             RCTR HOLDINGS, INC.
 15,254,286  Term loan, maturing December 31, 2001                    15,254,286
             Consumer truck rental and moving supplies provider
--------------------------------------------------------------------------------
                                                                  $   66,254,978
--------------------------------------------------------------------------------

Utilities -- 0.7%
--------------------------------------------------------------------------------
             AES CEMIG FUNDING CORPORATION
$15,833,333  Term loan, maturing May 27, 1998                     $   15,833,333
             Global power company
             AESEBA FUNDING CORPORATION
 10,166,667  Term loan, maturing May 29, 1998                         10,166,667
             Global power company
--------------------------------------------------------------------------------
                                                                  $   26,000,000
--------------------------------------------------------------------------------

Total Loan Interests
  (identified cost,  3,096,146,041)                               $3,092,085,184
--------------------------------------------------------------------------------

Common Stocks -- 0.1%

SHARES/RIGHTS SECURITY                                             VALUE
--------------------------------------------------------------------------------
    806,708  America's Favorite Chicken Company,
             Common Stock*                                        $    2,675,850
  4,380,486  London Fog Industries, Inc., Common Stock*                        0
        608  Classic Cable Common Stock Warrants*                              0
     34,364  PSI Acquisition Corporation, Warrants*                            0
--------------------------------------------------------------------------------
Total Common Stocks
  (identified cost,  0)                                           $    2,675,850
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SHARES/RIGHTS SECURITY                                            VALUE
--------------------------------------------------------------------------------
  5,845,956  London Fog Industries, Inc. 17.5% Preferred Stock*   $            0
--------------------------------------------------------------------------------

Total Preferred Stocks
  (identified cost, $5,845,956)                                   $            0
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 10.0%

PRINCIPAL
AMOUNT       BORROWER/MATURITY DATE                               VALUE
--------------------------------------------------------------------------------
             COMMERCIAL PAPER
$23,099,000  CIT Group Holdings, Inc., 07/14/97                   $   23,094,990
--------------------------------------------------------------------------------
                                                                  $   23,094,990
--------------------------------------------------------------------------------
             SHORT-TERM LOAN PARTICIPATIONS
$34,000,000  Allegheny Teledyne, 07/14/97                         $   34,000,000
 25,000,000  American Stores Company, 07/07/97                        25,000,000
 14,000,000  American Stores Company, 08/04/97                        14,000,000
 12,883,000  CSX, 07/15/97                                            12,883,000
  9,350,000  Cabot Corporation, 08/29/97                               9,350,000
  5,000,000  Crown Cork & Seal, 07/21/97                               5,000,000
 17,325,000  Crown Cork & Seal, 07/21/97                              17,325,000
 10,000,000  Dial Corporation, 07/07/97                               10,000,000
 10,000,000  Foster Wheeler, 07/03/97                                 10,000,000
 27,000,000  Georgia-Pacific Corporation, 07/03/97                    27,000,000
  5,000,000  Georgia-Pacific Corporation, 07/17/97                     5,000,000
 10,000,000  Kroger Company, 07/17/97                                 10,000,000
 15,000,000  Kroger Company, 07/17/97                                 15,000,000
  5,000,000  LL Bean, 09/22/97                                         5,000,000
  8,260,000  MIT, 07/18/97                                             8,260,000
 10,000,000  Mead Corporation, 07/18/97                               10,000,000
  5,000,000  Northrop Grumman, 07/16/97                                5,000,000
 35,000,000  Northrop Grumman, 07/16/97                               35,000,000
  7,000,000  Ralston Purina Co., 07/09/97                              7,000,000
  7,000,000  Ralston Purina Co., 07/25/97                              7,000,000
  7,000,000  Staples, Inc., 07/18/97                                   7,000,000
 17,700,000  Tenneco Inc., 07/25/97                                   17,700,000
 10,000,000  Union Pacific, 07/17/97                                  10,000,000
 20,000,000  York International, 07/03/97                             20,000,000
  5,000,000  York International, 07/03/97                              5,000,000
--------------------------------------------------------------------------------
                                                                  $  331,518,000
--------------------------------------------------------------------------------

Total Short-Term Investments,
  at amortized cost                                               $  354,612,990
--------------------------------------------------------------------------------

Total Investments -- 97.3%
  (identified cost, $3,456,604,987)                               $3,449,374,024
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 2.7%                            $  93,919,636
--------------------------------------------------------------------------------

Total Net Assets -- 100%                                          $3,543,293,660
--------------------------------------------------------------------------------

*Non-income producing security.

Note: The description of the principal business for each security set forth above is unaudited.

                       See notes to financial statements

Senior Debt Portfolio as of June 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1997
(EXPRESSED IN UNITED STATES DOLLARS)

Assets
-------------------------------------------------------------------------------
Investments, at value (Note 1A)
  (identified cost, $3,456,604,987)                              $3,449,374,024
Cash                                                                 38,450,722
Receivable for investments sold                                      35,183,447
Interest receivable                                                  25,574,939
Miscellaneous receivable                                                101,715
Prepaid expenses                                                        857,028
Deferred organization expenses (Note 1D)                                 34,741
-------------------------------------------------------------------------------
Total assets                                                     $3,549,576,616
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Deferred facility fee income (Note 1B)                             $  6,114,850
Payable to affiliate --
  Trustees' fees                                                          7,565
Accrued expenses                                                        160,541
-------------------------------------------------------------------------------
Total liabilities                                                  $  6,282,956
-------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio        $3,543,293,660
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals          $3,550,524,623
Net unrealized depreciation of investments
  (computed on the basis of identified cost)                         (7,230,963)
-------------------------------------------------------------------------------
Total                                                            $3,543,293,660
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 1997
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income (Note 1B)
-------------------------------------------------------------------------------
Interest income                                                    $128,711,657
Facility fees earned                                                  2,307,429
-------------------------------------------------------------------------------
Total income                                                       $131,019,086
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Investment advisory fee (Note 2)                                   $ 14,626,344
Compensation of Trustees not members of the Investment Adviser's
  organization (Note 2)                                                  14,564
Custodian fee                                                           484,092
Legal and accounting services                                           331,167
Amortization of organization expenses (Note 1D)                           3,077
Interest expense                                                        339,784
Miscellaneous                                                            43,309
-------------------------------------------------------------------------------
Total expenses                                                     $ 15,842,337
-------------------------------------------------------------------------------
Net investment income                                              $115,176,749
-------------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                  $   (128,023)
-------------------------------------------------------------------------------
Net realized loss on investments                                   $   (128,023)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                              $ (1,357,746)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $ (1,357,746)
-------------------------------------------------------------------------------
Net realized and unrealized loss on investments                    $ (1,485,769)
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $113,690,980
-------------------------------------------------------------------------------

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(EXPRESSED IN UNITED STATES DOLLARS)
Increase (Decrease)                                    SIX MONTHS ENDED        YEAR ENDED
in Net Assets                                          JUNE 30, 1997           DECEMBER 31, 1996
------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                $  115,176,749          $  171,247,196
  Net realized loss on investments                           (128,023)             (2,509,974)
  Net change in unrealized appreciation
    (depreciation)                                         (1,357,746)             (1,387,860)
------------------------------------------------------------------------------------------------
Net increase in net assets from operations             $  113,690,980          $  167,349,362
------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                        $  782,233,870          $1,604,853,413
  Withdrawals                                            (362,705,646)           (383,467,171)
------------------------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                         $  419,528,224          $1,221,386,242
------------------------------------------------------------------------------------------------
Net increase in net assets                             $  533,219,204          $1,388,735,604
------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------
At beginning of period                                 $3,010,074,456          $1,621,338,852
------------------------------------------------------------------------------------------------
At end of period                                       $3,543,293,660          $3,010,074,456
------------------------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
(EXPRESSED IN UNITED STATES DOLLARS)
                                                                SIX MONTHS ENDED
Increase (Decrease) in Cash                                     JUNE 30, 1997
--------------------------------------------------------------------------------
Cash Flows From (For) Operating Activities --
  Purchases of loan interests                                   $(1,583,312,681)
  Proceeds from sales and principal repayments                      913,861,365
  Interest received                                                 120,569,750
  Facility fees received                                                233,716
  Interest paid                                                        (339,676)
  Operating expenses paid                                           (15,570,008)
  Net increase in short-term investments                             74,713,723
--------------------------------------------------------------------------------
Net cash used for operating activities                          $  (489,843,811)
--------------------------------------------------------------------------------
Cash Flows From (For) Financing Activities --
  Proceeds from capital contributions                           $   782,233,870
  Payments for capital withdrawals                                 (362,705,646)
--------------------------------------------------------------------------------
Net cash provided from financing activities                     $   419,528,224
--------------------------------------------------------------------------------

Net decrease in cash                                            $   (70,315,587)
--------------------------------------------------------------------------------

Cash at Beginning of Period                                     $   108,766,309
--------------------------------------------------------------------------------

Cash at End of Period                                           $    38,450,722
--------------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
--------------------------------------------------------------------------------
Increase (decrease) in net assets from operations               $   113,690,980
(Increase) decrease in receivable for investments                   (34,347,248)
(Increase) decrease in dividends and interest receivable             (8,141,907)
(Increase) decrease in prepaid expenses                                  67,121
(Increase) decrease in deferred organizational expense                    3,077
Increase (decrease) in deferred facility income fees                 (3,024,707)
Increase (decrease) in payable to affiliate                                (318)
Increase (decrease) in accrued expenses                                (137,227)
Net increase (decrease) in investments                             (557,953,582)
--------------------------------------------------------------------------------
Net cash used for operating activities                          $  (489,843,811)
--------------------------------------------------------------------------------

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

SUPPLEMENTARY DATA (EXPRESSED IN UNITED STATES DOLLARS)

                                                                               YEAR ENDED DECEMBER 31,
                                                   SIX MONTHS ENDED       -----------------------------------
                                                   JUNE 30, 1997               1996                  1995*
-------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------
Operating expenses                                    0.94%+                   0.98%                  1.01%+
Interest expense                                      0.02%+                   0.04%                  0.13%+
Net investment income                                 7.02%+                   7.17%                  7.95%+
Portfolio Turnover                                      34%                      75%                    39%
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)        $3,543,294               $3,010,074             $1,621,339
-------------------------------------------------------------------------------------------------------------
+ Annualized.
* For the period from the start of business, February 22,1995 to December 31, 1995.

Senior Debt Portfolio as of June 30, 1997

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(Expressed in United States Dollars)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The Policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments in interests in loans (Loan Interests) are valued at fair value by the Portfolio's investment adviser, Boston Management and Research, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Loan Interest, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Loan Interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on evaluations of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Loan Interest including price quotations for and trading in the Loan Interest and interests in similar loans and the market environment and investor attitudes towards the Loan Interest and interests in similar loans; (v) the reputation and financial condition of the agent bank and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Loan Interest. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Loan Interests is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Other -- Investment transactions are accounted for on a trade date basis.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment advisory fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% per annum) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended June 30, 1997, the effective annual rate, based on average daily gross assets, was 0.89% and amounted to $14,626,344. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1997, no significant amounts have been deferred.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Loan Interests. The ability of the issuers of the Loan Interests to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Loan Interests and other securities for the six months ended June 30, 1997 aggregated $1,583,312,681 and $948,208,613, respectively.

4 Short - Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  The Portfolio has entered into a revolving credit agreement that will allow the Portfolio to borrow $250 million to support the issuance of commercial paper and to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or a federal funds effective rate. Interest expense includes a commitment fee of approximately $104,606 which is computed at the annual rate of 0.20% of the revolving credit agreement. There were no borrowings under this agreement during the six months ended June 30, 1997. As of June 30, 1997, the Portfolio had no commercial paper outstanding.

5 Federal Income Tax Basis of Investments Securities
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at June 30, 1997, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                     $3,456,604,987
  ----------------------------------------------------------------------
  Gross unrealized appreciation                      $    2,675,850
  Gross unrealized depreciation                          (9,906,813)
  ----------------------------------------------------------------------
  Net unrealized appreciation                        $   (7,230,963)
  ----------------------------------------------------------------------

Senior Debt Portfolio as of June 30, 1997

INDEPENDENT AUDITORS' REPORT



To the Trustees and Shareholders
of Senior Debt Portfolio
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of June 30, 1997, the related statements of operations and of cash flows for the six month period then ended, and the statement of changes in net assets for the six months ended June 30, 1997 and the year ended December 31,1996 and the supplementary data for the six months ended June 30, 1997, the year ended December 31, 1996 and the period from the start of business, February 22, 1995, to December 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Loan Interests owned at June 30, 1997, by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplemental data present fairly, in all material respects, the financial position of the Portfolio as of June 30, 1997, and the results of its operations and its cash flows, the changes in its net assets and its supplemental data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1A, the financial statements include Loan Interests and certain other securities held by the Portfolio valued at $3,092,085,184 (87.2% of net assets of the Portfolio), which values are fair values determined by the Portfolio's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Loan Interest or security can be established only by negotiations between the parties in a sale transaction. We have reviewed the procedures established by the Trustees and used by the Portfolio's investment adviser in determining the fair value of such Loans Interest and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

                                        DELOITTE & TOUCHE
                                        Grand Cayman, Cayman Islands
                                        British West Indies
                                        August 15, 1997

EV CLASSIC SENIOR FLOATING-RATE FUND AS OF JUNE 30, 1997

--------------------------------------------------------------------------------
 I N V E S T M E N T  M A N A G E M E N T
--------------------------------------------------------------------------------

EV CLASSIC SENIOR FLOATING-RATE FUND


          Officers                               Independent Trustees
          JAMES B. HAWKES                        DONALD R. DWIGHT
          President and Trustee                  President, Dwight Partners, Inc.
                                                 Chairman, Newspapers of New England, Inc.

          M. DOZIER GARDNER                      SAMUEL L. HAYES, III
          Vice President and Trustee             Jacob H. Schiff Professor of Investment
                                                 Banking, Harvard University Graduate
                                                 School of Business Administration
          JAMES L. O'CONNOR
          Treasurer                              NORTON H. REAMER
                                                 President and Director, United Asset
                                                 Management Corporation
          ALAN R. DYNNER
          Secretary                              JOHN L. THORNDIKE
                                                 Formerly Director, Fiduciary Company
                                                 Incorporated

                                                 JACK L. TREYNOR
                                                 Investment Adviser and Consultant


          SENIOR DEBT PORTFOLIO

          Officers                               Independent Trustees
                                                 DONALD R. DWIGHT
          JAMES B. HAWKES                        President, Dwight Partners, Inc.
          President and Trustee                  Chairman, Newspapers of New England, Inc.

          M. DOZIER GARDNER                      SAMUEL L. HAYES, III
          Vice President and                     Jacob H. Schiff Professor of Investment
          Trustee                                Banking, Harvard University Graduate
                                                 School of Business Administration
          WILLIAM CHISHOLM
          Vice President                         NORTON H. REAMER
                                                 President and Director, United Asset
          RAYMOND O'NEILL                        Management Corporation
          Vice President
                                                 JOHN L. THORNDIKE
          MICHEL NORMANDEAU                      Formerly Director, Fiduciary Company
          Vice President                         Incorporated

          SCOTT H. PAGE                          JACK L. TREYNOR
          Vice President and                     Investment Adviser and Consultant
            Co-Portfolio Manager

          PAYSON F. SWAFFIELD
          Vice President and
            Co-Portfolio Manager

          JAMES L. O'CONNOR
          Treasurer

          ALAN R. DYNNER
          Secretary

INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110


ADMINISTRATOR OF EVCLASSIC SENIOR FLOATING RATE FUND
Eaton Vance Management
24 Federal Street
Boston, MA02110


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800)225-6265


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


BANKING COUNSEL
Mayer, Brown & Platt
787 Seventh Avenue
New York, NY 10019


AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110


EV CLASSIC
SENIOR FLOATING-RATE FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------


                                                                   C-SFRSRC-8/97